CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Profit or loss [abstract]
Revenues	$ 27,869	$ 29,005	$ 57,075
Cost of revenues	14,774	16,228	31,814
Gross profit	13,095	12,777	25,261
Research and development costs	2,597	2,389	5,260
Selling and marketing expenses	5,578	5,620	10,581
General and administrative expenses	8,427	8,689	16,228
Other expenses	415	529	2,198
Operating loss	(3,922)	(4,450)	(9,006)
Financial income	1,316	4,462	4,833
Financial expenses	(819)	(1,426)	(1,791)
Loss before taxes on income	(3,425)	(1,414)	(5,964)
Taxes on income	465	706	891
Net loss	(3,890)	(2,120)	(6,855)
Other comprehensive income:
Re-measurement gain on defined benefit plans	0	0	52
Other comprehensive loss to be reclassified to profit or loss in subsequent periods:
Foreign currency translation reserve	(2,614)	(3,571)	(2,119)
Total other comprehensive loss	(2,614)	(3,571)	(2,067)
Total comprehensive loss	(6,504)	(5,691)	(8,922)
Net income (loss) attributable to:
Equity holders of the Company	(4,001)	(2,217)	(7,056)
Non-controlling interests	111	97	201
Net profit (loss)	(3,890)	(2,120)	(6,855)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(6,510)	(5,619)	(9,001)
Non-controlling interests	6	(72)	79
Total comprehensive loss	$ (6,504)	$ (5,691)	$ (8,922)
Earnings per share attributable to equity holders of the Company:
Basic loss	$ (0.24)	$ (0.14)	$ (0.43)
Diluted loss	$ (0.24)	$ (0.25)	$ (0.54)